UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2015

Date of reporting period:  February 28, 2015

Item 1. Report to Stockholders.

ATAC Funds

ATAC Beta Rotation Fund – BROTX
ATAC Inflation Rotation Fund – ATACX

Semi-Annual Report

www.atacfund.com	February 28, 2015

ATAC FUNDS

March 19, 2015

Dear Fellow Shareholders:

On behalf of the Pension Partners team, we would like to thank you for your investment in the ATAC Inflation Rotation Fund (our alternative absolute return strategy) and the ATAC Beta Rotation Fund (our equity sector rotation strategy).

The goal of the ATAC Inflation Rotation Fund (“ATACX”) is to serve as an uncorrelated strategy which over time can enhance a portfolio’s risk and return characteristics. The goal of the ATAC Beta Rotation Fund (“BROTX”) is to outperform the equity market in various economic environments by rotating into the right sectors at the right time.

By utilizing a buy and rotate approach based on the direction of inflation expectations as our models define them, our Funds place a large emphasis on risk management, seeking to preserve capital by rotating fully into Treasuries (in “ATACX”) or defensive sectors (in “BROTX”) in advance of periods of market stress.

From September 2014 through year-end, the U.S. equity markets continued to follow the pattern they have exhibited from early 2013: ignoring falling inflation expectations with any pullbacks followed with vertical rallies back to new highs. This has been a historical anomaly as falling inflation expectations has typically been associated with difficult environment for equities. Employing a tactical risk management strategy during such a period is a difficult task, as each time defensive behavior presented itself there was no continuation, leading to whipsaws. This was the story throughout much of 2014.

With the third round of Quantitative Easing (QE) behind us and the potential for a rate hike in 2015, the behavior appears to be changing. Entering 2015, the funds were positioned defensively, with the Inflation Rotation Fund in Treasuries while the Beta Rotation Fund was positioned in defensive sectors. In January 2015, when equity markets declined, both funds posted positive returns. For the one month period ending January 31, 2015, the ATACX Fund returned 8.52% and the BROTX Fund returned 1.34%.

In early February 2015, when our quantitative models based on award-winning research signaled a change in behavior, both funds shifted to a more aggressive stance. The Inflation Rotation Fund moved into small-cap U.S. equities while the Beta Rotation Fund moved into cyclicals. The equity markets posted gains in February with small cap and cyclical shares outperforming the large-cap indices. The flexibility of our strategies, with the ability to rotate on a weekly basis, has proved important thus far in 2015.

We are of the belief that the end of QE and prospect of the first rate hike since 2006 is likely to bring about a change in market conditions and a renewed focus on risk management. Over a complete market cycle, it is risk management that we believe is the most effective way to help preserve capital and compound wealth.  Compounding wealth requires positive returns and the avoidance of large losses – there is simply no other way. We have been emphasizing this point over the past year in giving presentations on our award-winning research papers that focus on timing volatility and corrections.

Our research has shown us that it is the assessment of conditions that is critical in the long run, and that outside of the short sample of recent history, when conditions have deteriorated in the past it has been prudent to act in a more defensive manner. In today’s environment, particularly given the unprecedented actions by the Federal

ATAC FUNDS

Reserve (six years and two months of 0% interest rates), many have thrown caution and prudence to the wind in assuming that this boom is unlike any before it and will last forever.

Having lived through two 50+% stock market declines in the past fifteen years and the worst recession since the Great Depression, we are not swayed by recent history in believing this time is different. We will continue to focus on risk management and execute our process that is designed specifically to seek to preserve capital in difficult times.

Thank you again for your trust and confidence in our unique approach to portfolio management.

Sincerely,

Edward M. Dempsey, CFP® & Michael A. Gayed, CFA

Past performance is not a guarantee of future results.

Opinions expressed are those of Pension Partners, LLC and are subject to change, are not guaranteed and should not be considered investment advice.

Fund holdings are subject to change and are not recommendations to buy or sell any security.  Please see the schedule of investments for current holdings.

Mutual fund investing involves risk. Principal loss is possible. Because the Funds invest primarily in ETFs, they may invest a greater percentage of its assets in the securities of a single issuer and therefore is considered non-diversified. If a Fund invests a greater percentage of its assets in the securities of a single issuer, its value may decline to a greater degree than if the fund held were a more diversified mutual fund. The Funds are expected to have a high portfolio turnover ratio which has the potential to result in the realization by the Fund and distribution to shareholders of a greater amount of capital gains. This means that investors will be likely to have a higher tax liability. Because the Funds invest in Underlying ETFs an investor will indirectly bear the principal risks of the Underlying ETFs, including but not limited to, risks associated with investments in ETFs, large and smaller companies, real estate investment trusts, foreign securities, non-diversification, high yield bonds, fixed income investments, derivatives, leverage, short sales and commodities. The Fund will bear its share of the fees and expenses of the underlying funds. Shareholders will pay higher expenses than would be the case if making direct investments in the underlying funds. The Beta Rotation Fund is new with no operating history and there can be no assurances that the fund will grow or maintain an economically viable size.

All investing involves risks. Investing in emerging markets has more risk such as increased volatility, relatively unstable governments; social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that are substantially smaller, less liquid and more volatile with less government oversight than more developed countries. Investing in small cap companies involve additional risks such as limited liquidity and greater volatility than large companies.

The NAAIM Wagner Award was open to all investment practitioners, academic faculty and doctoral candidates in the field. The papers were judged on the following criteria; practical significance to practitioners of active investing (which NAAIM broadly defines as investment strategies and techniques that improve upon the risk-adjusted return obtainable from a passive, buy-and-hold, investment strategy), quality of exposition, analytical rigor, and novelty of results. An ideal paper would provide evidence of the validity of an active investing approach via an example of a trading system that outperforms the market by some well accepted metric such as risk adjusted return, annual return, drawdowns, etc. Examples of supporting evidence sought include backtesting details and parameter sensitivity analysis. A jury of scholars and investment professionals reviewed and awarded the prizes. The National Association of Active Investment Managers or NAAIM was formed in 1989 as a non-profit association of registered investment advisors who provide active money management services to their clients, in order to produce favorable risk-adjusted returns as an alternative to more passive, buy and hold strategies.

The 2014 Charles H. Dow Award was open to anyone with an interest in technical analysis who submitted a paper prior to the deadline. The papers were judged on the following standards; the paper is based upon the concepts on technical analysis, the topic is substantive, the research is thorough, include the results of applying the technique to a sufficient quantity of data that covers at least one full market cycle

ATAC FUNDS

and preferably longer, shows the application of accepted standards of testing (including but not limited to, statistical significance, Chi square, Monte Carlo simulations, and statistical correlation.), the writing meets generally accepted standards of style for publications and college level writing, the analysis and conclusions are useful and enhance the understanding of market action, a paper shall not have been previously published in any media made available for public dissemination, and a paper should be written for an audience of knowledgeable technical analysts. The judging panel reserves the right to not select a winner if it deems that there are no submissions that are worthy of being given the award.

The report must be preceded or accompanied by a prospectus.

Quasar Distributors, LLC, distributor.

ATAC BETA ROTATION FUND

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Rates of Return (%) – As of February 28, 2015

Since Inception(1)
ATAC Beta Rotation Fund	7.61%
S&P 500 Index(2)	14.47%

(1)	April 9, 2014.
(2)	The Standard & Poor's 500 Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks. This Index cannot be invested in directly.

ATAC INFLATION ROTATION FUND

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return (%) – As of February 28, 2015

	1 Year	Since Inception(1)
ATAC Inflation Rotation Fund	(0.97)%	5.53%
Lipper Flexible Portfolio Funds Index(2)	4.94%	10.02%
ATAC Inflation Rotation Blended Index(3)(4)	7.04%	7.03%

(1)	September 10, 2012.
(2)
The Lipper Flexible Portfolio Funds Index is an equally weighted index of the thirty largest U.S. mutual funds in Lipper’s Flexible Portfolio Funds category.  The category is comprised of funds that allocate their investments across various asset classes, including domestic common stocks, bonds, and money market instruments, with a focus on total return.  This Index cannot be invested in directly.

(3)	The ATAC Inflation Rotation Blended Index consists of 50% Barclays Aggregate Index, 33.33% Russell 3000 Index, and 16.67% MSCI Emerging Markets Index. This Index cannot be invested in directly.
(4)	Effective February 28, 2015, the Fund began using the ATAC Inflation Rotation Blended Index as a benchmark for the Fund’s performance as management felt this was a more representative benchmark.

ATAC BETA ROTATION FUND

Asset Allocations (Unaudited)
as of February 28, 2015(1)
(% of net assets)

Fund Holdings (Unaudited)
as of February 28, 2015(1)
(% of net assets)
Materials Select Sector SPDR Fund	16.5%
Financial Select Sector SPDR Fund	16.5%
Consumer Discretionary Select Sector SPDR Fund	16.5%
Energy Select Sector SPDR Fund	16.5%
Industrial Select Sector SPDR Fund	16.5%
Technology Select Sector SPDR Fund	16.5%

(1) Fund holdings and asset allocations are subject to change and are not recommendations to buy or sell any security.

ATAC INFLATION ROTATION FUND

Asset Allocations (Unaudited)
as of February 28, 2015(1)
(% of total investments)

Fund Holdings (Unaudited)
as of February 28, 2015(1)
(% of net assets)
iShares Russell 2000 Fund	63.6%
Vanguard Small-Cap Fund	32.1%
iShares Core S&P Small-Cap Fund	25.6%
Schwab U.S. Small-Cap Fund	6.4%

(1)	Fund holdings and asset allocations are subject to change and are not recommendations to buy or sell any security.

ATAC FUNDS

Expense Examples (Unaudited)
February 28, 2015

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include but are not limited to, redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 – February 28, 2015).

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

ATAC Beta Rotation Fund

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (9/1/2014)	Value (2/28/2015)	(9/1/2014 to 2/28/2015)
Investor Class Actual(2)	$1,000.00	$1,025.60	$8.79
Investor Class Hypothetical
(5% return before expenses)	$1,000.00	$1,016.12	$8.75

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.75%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended February 28, 2015 of 2.56%.

ATAC Inflation Rotation Fund

			Expenses Paid
	Beginning Account	Ending Account	During Period(3)
	Value (9/1/2014)	Value (2/28/2015)	(9/1/2014 to 2/28/2015)
Investor Class Actual(4)(5)	$1,000.00	$ 968.70	$10.20
Investor Class Hypothetical(6)
(5% return before expenses)	$1,000.00	$1,014.43	$10.44

(3)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 2.09%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

(4)	Based on the actual returns for the six-month period ended February 28, 2015 of -3.13%.
(5)	Excluding interest expense, the actual expenses would be $8.49.
(6)	Excluding interest expense, the hypothetical expenses would be $8.70.

ATAC BETA ROTATION FUND

Schedule of Investments (Unaudited)
February 28, 2015

Description	Shares	Value
EXCHANGE-TRADED FUNDS – 99.0%
Consumer Discretionary Select Sector SPDR Fund	9,091	$690,643
Energy Select Sector SPDR Fund	8,724	689,371
Financial Select Sector SPDR Fund	28,365	690,688
Industrial Select Sector SPDR Fund	11,990	689,305
Materials Select Sector SPDR Fund	13,424	691,202
Technology Select Sector SPDR Fund	15,991	688,892
Total Exchange-Traded Funds
(Cost $4,057,460)		4,140,101

SHORT-TERM INVESTMENT – 13.2%
Invesco Treasury Portfolio, Institutional Class, 0.01%^
(Cost $551,308)	551,308	551,308
Total Investments – 112.2%
(Cost $4,608,768)		4,691,409
Other Assets and Liabilities, Net – (12.2)%		(508,926)
Total Net Assets – 100.0%		$4,182,483

^	Variable Rate Security – The rate shown is the rate in effect as of February 28, 2015.

See Notes to the Financial Statements

ATAC INFLATION ROTATION FUND

Schedule of Investments (Unaudited)
February 28, 2015

Description	Shares	Value
EXCHANGE-TRADED FUNDS – 127.7%
iShares Core S&P Small-Cap Fund*+	147,037	$17,141,574
iShares Russell 2000 Fund*+	347,720	42,613,086
Schwab U.S. Small-Cap Fund	75,629	4,310,853
Vanguard Small-Cap Fund*+	178,185	21,521,184
Total Exchange-Traded Funds
(Cost $83,657,514)		85,586,697

SHORT-TERM INVESTMENT – 2.2%
Invesco Treasury Portfolio, Institutional Class, 0.01%^
(Cost $1,493,312)	1,493,312	1,493,312
Total Investments – 129.9%
(Cost $85,150,826)		87,080,009
Other Assets and Liabilities, Net – (29.9)%		(20,047,374)
Total Net Assets – 100.0%		$67,032,635

*
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

+	All or a portion of this security is designated as collateral for a line of credit.
^	Variable Rate Security- The rate shown is the rate in effect as of February 28, 2015.

See Notes to the Financial Statements

ATAC FUNDS

Statements of Assets and Liabilities (Unaudited)
February 28, 2015

	Beta Rotation	Inflation Rotation
	Fund	Fund
ASSETS:
Investments, at value:
Unaffiliated issuers (cost: $4,608,768 and $85,150,826, respectively)	$4,691,409	$87,080,009
Dividends & interest receivable	2	37
Receivable for capital shares sold	8,000	96,394
Receivable for adviser reimbursements	9,868	—
Prepaid expenses	17,125	12,150
Total assets	4,726,404	87,188,590

LIABILITIES:
Payable for investment securities purchased	510,190	—
Loans payable	—	20,000,000
Payable to investment adviser	—	61,189
Payable for capital shares redeemed	—	12,732
Payable for fund administration & accounting fees	11,154	13,408
Payable for compliance fees	1,746	1,754
Payable for transfer agent fees & expenses	3,463	10,676
Payable for custody fees	1,680	4,590
Payable for trustee fees	671	645
Payable for interest expense	—	16,692
Accrued expenses	13,920	17,449
Accrued distribution fees	1,097	16,820
Total liabilities	543,921	20,155,955

NET ASSETS	$4,182,483	$67,032,635

NET ASSETS CONSIST OF:
Paid-in capital	$4,140,257	$75,697,715
Accumulated undistributed net investment income (loss)	4,842	(94,012)
Accumulated undistributed net realized loss on investments	(45,257)	(10,500,251)
Net unrealized appreciation on investments	82,641	1,929,183
Net Assets	$4,182,483	$67,032,635

Shares outstanding, unlimited number of shares authorized without par value	160,011	2,529,222

Net asset value, redemption price and offering price per share(1)	$26.14	$26.50

(1)	A redemption fee of 2.00% is assessed against shares redeemed within 90 days of purchase.

See Notes to the Financial Statements

ATAC FUNDS

Statements of Operations (Unaudited)
For the Six Months Ended February 28, 2015

	Beta Rotation	Inflation Rotation
	Fund	Fund
INVESTMENT INCOME:
Dividend income (includes $0 and $48,437 from affiliates, respectively)	$32,427	$1,021,556
Interest income	8	462
Total investment income	32,435	1,022,018

EXPENSES:
Fund administration & accounting fees (See Note 4)	35,299	42,619
Investment adviser fees (See Note 4)	19,709	477,822
Federal & state registration fees	16,082	16,547
Transfer agent fees & expenses (See Note 4)	10,250	29,349
Audit fees	7,625	7,629
Legal fees	5,696	5,376
Compliance fees (See Note 4)	5,249	5,249
Trustee fees (See Note 4)	4,637	4,931
Distribution fees (See Note 5)	3,942	95,565
Custody fees (See Note 4)	3,506	11,021
Postage & printing fees	2,090	5,907
Other	2,043	4,263
Total expenses before interest expense	116,128	706,278
Interest expense (See Note 10)	—	135,521
Total expenses before reimbursement/waiver	116,128	841,799
Less: reimbursement/waiver from investment adviser	(88,535)	(41,149)
Net expenses	27,593	800,650

NET INVESTMENT INCOME	4,842	221,368

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments (includes $0 and $32,459
net gain from affiliates, respectively)	(415)	(6,440,107)
Capital gain distributions from regulated investment companies	—	5,687
Net change in unrealized appreciation on investments	79,101	1,973,583

Net realized and unrealized gain (loss) on investments	78,686	(4,460,837)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$83,528	$(4,239,469)

See Notes to the Financial Statements

ATAC BETA ROTATION FUND

Statements of Changes in Net Assets

	Six Months Ended	For the Period
	February 28, 2015	Inception Through
	(Unaudited)	August 31, 2014(1)
OPERATIONS:
Net investment income (loss)	$4,842	$(3,916)
Net realized gain (loss) on investments	(415)	48,765
Net change in unrealized appreciation on investments	79,101	3,540
Net increase in net assets resulting from operations	83,528	48,389

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,560,594	2,549,251
Proceeds from reinvestment of distributions	88,631	—
Payments for shares redeemed	(1,034,244)	(25,582)
Redemption fees	1,146	461
Net increase in net assets resulting
from capital share transactions	1,616,127	2,524,130

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	—
From net realized gains	(89,691)	—
Total distributions to shareholders	(89,691)	—

TOTAL INCREASE IN NET ASSETS	1,609,964	2,572,519

NET ASSETS:
Beginning of period	2,572,519	—
End of period (including accumulated undistributed net
investment income of $4,842 and $0, respectively)	$4,182,483	$2,572,519

(1)	Inception date of the Fund was April 9, 2014.

See Notes to the Financial Statements

ATAC INFLATION ROTATION FUND

Statements of Changes in Net Assets

	Six Months Ended
	February 28, 2015	Year Ended
	(Unaudited)	August 31, 2014
OPERATIONS:
Net investment income	$221,368	$1,375,657
Net realized gain (loss) on investments	(6,440,107)	1,319,847
Capital gain distributions from
regulated investment companies	5,687	—
Net change in unrealized appreciation on investments	1,973,583	54,674
Net increase (decrease) in net assets
resulting from operations	(4,239,469)	2,750,178

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	12,636,721	51,022,327
Proceeds from reinvestment of distributions	226,454	6,634,819
Payments for shares redeemed	(44,120,765)	(80,201,906)
Redemption fees	6,822	28,696
Net decrease in net assets resulting
from capital share transactions	(31,250,768)	(22,516,064)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(238,308)	(1,452,729)
From net realized gains	—	(5,651,076)
Total distributions to shareholders	(238,308)	(7,103,805)

TOTAL DECREASE IN NET ASSETS	(35,728,545)	(26,869,691)

NET ASSETS:
Beginning of period	102,761,180	129,630,871
End of period (including accumulated undistributed net
investment loss of ($94,012) and ($77,072), respectively)	$67,032,635	$102,761,180

See Notes to the Financial Statements

ATAC INFLATION ROTATION FUND

Statement of Cash Flows

Period Ended
February 28, 2015
(Unaudited)
Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net decrease in net assets resulting from operations	$(4,239,469)
Adjustments to reconcile net increase in net assets from
operations to net cash used for operating activities:
Purchases of investments	(813,671,333)
Proceeds from sales of investments	824,552,130
Purchases of short-term investments, net	3,786,672
Changes in operating assets and liabilities
Decrease in receivable for investment securities sold	131,984,065
Decrease in dividends & interest receivable	116
Increase in receivable for adviser reimbursements	(2,519)
Decrease in prepaid expenses	10,267
Decrease in payable for investment securities purchased	(100,983,024)
Decrease in payable to investment adviser	(42,343)
Increase in accrued interest expense	16,692
Decrease in other expenses	(46,629)
Net change in unrealized appreciation of investments	(1,973,583)
Net realized gain	6,444,713
Net cash used by operating activities	45,835,755
Cash flows provided by (used for) financing activities:
Proceeds from shares sold (a)	12,634,406
Cost of shares redeemed (b)	(44,658,307)
Decrease in loans payable	(13,800,000)
Dividends paid to shareholders, net of reinvestments	(11,854)
Net cash provided by financing activities	(45,835,755)
Net Increase in cash	—

Cash:
Beginning of period	—
End of period	$—
Supplemental disclosure of cash flow and non-cash information:
Interest Paid	$137,652
Non cash financing activities not included herein consist
of $226,454 of reinvested dividends

(a)	Includes an increase in receivable for capital shares sold of $2,315.
(b)	Includes an decrease in payable for capital shares redeemed of $544,364.

See Notes to the Financial Statements

ATAC BETA ROTATION FUND

Financial Highlights

For a Fund share outstanding throughout the periods

	Six Months Ended	For the Period
	February 28, 2015	Inception Through
	(Unaudited)	August 31, 2014(1)
PER SHARE DATA(2):

Net asset value, beginning of period	$26.23	$25.00

INVESTMENT OPERATIONS:
Net investment income (loss)(3)	0.04	(0.07)
Net realized and unrealized gain on investments(4)	0.60	1.29
Total from investment operations	0.64	1.22

LESS DISTRIBUTIONS:
Dividends from net investment income	—	—
Dividends from net realized gains	(0.74)	—
Total distributions	(0.74)	—

Paid in capital from redemption fees	0.01	0.01

Net asset value, end of period	$26.14	$26.23

TOTAL RETURN(5)	2.56%	4.92%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$4.2	$2.6

Ratio of expenses to average net assets(6)(7):
Before expense reimbursement	7.37%	15.95%
After expense reimbursement	1.75%	1.75%

Ratio of net investment income (loss)
to average net assets(6)(7):
Before expense reimbursement	(5.31)%	(14.86)%
After expense reimbursement	0.31%	(0.66)%

Portfolio turnover rate(5)	471%	1,239%

(1)	Inception date of the Fund was April 9, 2014.
(2)	Per share data calculated using average shares outstanding method.
(3)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)
Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the period.

(5)	Not annualized for periods less than one year.
(6)	Does not include expenses of investment companies in which the Fund invests.
(7)	Annualized for periods less than one year.

See Notes to the Financial Statements

ATAC INFLATION ROTATION FUND

Financial Highlights

For a Fund share outstanding throughout the periods

	Six Months Ended		For the Period
	February 28, 2015	Year Ended	Inception Through
	(Unaudited)	August 31, 2014	August 31, 2013(1)
PER SHARE DATA(2):

Net asset value, beginning of period	$27.43	$28.33	$25.00

INVESTMENT OPERATIONS:
Net investment income (loss)(3)	0.07	0.33	(0.28)
Net realized and unrealized gain (loss)
on investments(4)	(0.92)	0.48	3.78
Total from investment operations	(0.85)	0.81	3.50

LESS DISTRIBUTIONS:
Dividends from net investment income	(0.08)	(0.35)	(0.22)
Dividends from net realized gains	—	(1.37)	—
Total distributions	(0.08)	(1.72)	(0.22)
Paid in capital from redemption fees	— (5)	0.01	0.05
Net asset value, end of period	$26.50	$27.43	$28.33

TOTAL RETURN(6)	(3.13)%	3.05%	14.28%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$67.0	$102.8	$129.6

Ratio of expenses to average net assets(7)(8):
Before expense reimbursement	2.20%	1.89%	1.93%
After expense reimbursement	2.09%	1.86%	1.75%

Ratio of expenses excluding interest expenses
to average net assets(7)(8):
Before expense reimbursement	1.85%	1.77%	1.93%
After expense reimbursement	1.74%	1.74%	1.75%

Ratio of net investment income (loss)
to average net assets(7)(8):
Before expense reimbursement	0.47%	1.17%	(1.18)%
After expense reimbursement	0.58%	1.20%	(1.00)%

Portfolio turnover rate(6)	889%	2,431%	1,436%

(1)	Inception date of the Fund was September 10, 2012.
(2)	Per share data calculated using average shares outstanding method.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)
Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the period.

(5)	Amount rounds to less than $0.01.
(6)	Not annualized for periods less than one year.
(7)	Does not include expenses of investment companies in which the Fund invests.
(8)	Annualized for periods less than one year.

See Notes to the Financial Statements

ATAC FUNDS

Notes to the Financial Statements (Unaudited)
February 28, 2015

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The ATAC Beta Rotation Fund (“Beta Rotation Fund”), and the ATAC Inflation Rotation Fund (“Inflation Rotation Fund”) (or collectively, the “Funds”) are each a non-diversified series with their own investment objectives and policies within the Trust. The investment objective of each Fund is to achieve absolute positive returns over time.  The Beta Rotation Fund commenced operations on April 9, 2014.  The Inflation Rotation Fund commenced operations on September 10, 2012.  The Funds currently offer one share class, the Investor Class.  Investor Class shares are subject to a 0.25% distribution fee.  The Funds may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. As of and during the period ended February 28, 2015, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the period ended February 28, 2015, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2015, the Funds did not incur any interest or penalties. The Funds are subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations.

Security Transactions, Income, and Distributions – The Funds follow industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

The Funds distribute all net investment income, if any, and net realized capital gains, if any, annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.  These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.

ATAC FUNDS

Notes to the Financial Statements – (Unaudited) Continued
February 28, 2015

Expenses – Expenses associated with a specific fund in the Trust are charged to that fund.  Common expenses are allocated evenly between the funds of the Trust, or by other equitable means.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

3.  SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to each Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  Each Fund’s investments are carried at fair value.

Mutual Funds – Investments in other mutual funds, including money market funds, are valued at their net asset value per share, and are categorized in Level 1 of the fair value hierarchy.

Exchange-Traded Funds – Exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share.  The Board of Trustees has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board of Trustees regularly reviews reports that describe any fair value determinations and methods.

ATAC FUNDS

Notes to the Financial Statements – (Unaudited) Continued
February 28, 2015

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of February 28, 2015:

Beta Rotation Fund	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$4,140,101	$—	$—	$4,140,101
Short-Term Investment	551,308	—	—	551,308
Total Investments	$4,691,409	$—	$—	$4,691,409

Inflation Rotation Fund	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$85,586,697	$—	$—	$85,586,697
Short-Term Investment	1,493,312	—	—	1,493,312
Total Investments	$87,080,009	$—	$—	$87,080,009

Transfers between levels are recognized at the end of the reporting period.  During the period ended February 28, 2015, the Funds recognized no transfers to/from all Levels.  The Funds did not invest in any Level 3 investments during the period.  Refer to the Schedule of Investments for further information on the classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Pension Partners, LLC (“the Adviser”) to furnish investment advisory services to the Funds.  For its services, the Funds pay the Adviser a monthly management fee based upon the average daily net assets of the Funds at the following annual rates:

Fund
Beta Rotation Fund	1.25%
Inflation Rotation Fund	1.25%

The Funds’ Adviser has contractually agreed to waive a portion or all of its management fees and/or reimburse the Funds for its expenses to ensure that total annual operating expenses (excluding interest and tax expenses, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses) based upon the average daily net assets of the Funds do not exceed the following annual rates:

Fund
Beta Rotation Fund	1.75%
Inflation Rotation Fund	1.74%

Waived and/or expense reimbursements are subject to possible recoupment from the Funds within three years after the fees have been waived or reimbursed.  Expenses waived and/or reimbursed by the Adviser may be recouped by the Adviser if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and/or reimbursement occurred.  The Operating Expense Limitation Agreement will be in effect through at least May 31, 2016.  During the period ended February 28, 2015, the Adviser did not recoup any of the previously waived fees.  Waived and/or reimbursed fees and expenses subject to potential recovery by year of expiration are as follows:

Fund	8/31/2016	8/31/2017	8/31/2018
Beta Rotation Fund	$—	$84,261	$88,535
Inflation Rotation Fund	$105,692	$29,093	$41,149

ATAC FUNDS

Notes to the Financial Statements – (Unaudited) Continued
February 28, 2015

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Funds’ Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank, N.A. (the “Custodian”) serves as the custodian to the Funds.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Funds.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals.  The officers of the Trust and the Chief Compliance Officer are employees of the Administrator.  A Trustee of the Trust is an officer of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds, subject to annual minimums.  Fees paid by the Funds for administration and accounting, transfer agency, custody and chief compliance officer services for the periods ended February 28, 2015 are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.  A Trustee of the Trust is an interested person of the Distributor.

5.  DISTRIBUTION COSTS

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Funds to pay for distribution and related expenses at an annual rate of 0.25% of the average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the periods ended February 28, 2015, the Funds incurred the following expenses pursuant to the Plan:

Fund	Amount
Beta Rotation Fund	$ 3,942
Inflation Rotation Fund	$95,565

ATAC FUNDS

Notes to the Financial Statements – (Unaudited) Continued
February 28, 2015

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Funds were as follows:

	Beta Rotation Fund		Inflation Rotation Fund
	Six Months	For the	Six Months
	Ended	Period Ended	Ended	Year Ended
	February 28,	August 31,	February 28,	August 31,
	2015	2014(1)	2015	2014
Shares sold	97,980	99,071	486,489	1,823,315
Shares issued to holders in
reinvestment of distributions	3,502	—	9,185	248,309
Shares redeemed	(39,553)	(989)	(1,712,748)	(2,901,356)
Net increase (decrease) in shares outstanding	61,929	98,082	(1,217,074)	(829,732)

(1)	Inception date of the Fund was April 9, 2014.

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Funds for the periods ended February 28, 2015, were as follows:

	U.S. Government Securities		Other
Fund	Purchases	Sales	Purchases	Sales
Beta Rotation Fund	$—	$—	$16,196,749	$14,664,617
Inflation Rotation Fund	—	—	813,671,333	824,552,130

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at February 28, 2015, were as follows:

	Aggregate	Aggregate		Federal
	Gross	Gross	Net	Income
Fund	Appreciation	Depreciation	Appreciation	Tax Cost
Beta Rotation Fund	$88,217	$(5,576)	$82,641	$4,608,768
Inflation Rotation Fund	1,929,183	—	1,929,183	85,150,826

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the deferral of wash sale losses.

At August 31, 2014, components of accumulated earnings on a tax-basis were as follows:

	Undistributed	Other		Total
	Ordinary	Accumulated	Unrealized	Accumulated
Fund	Income	Losses	Depreciation	Earnings (Losses)
Beta Rotation Fund	$89,690	$—	$(41,301)	$48,389
Inflation Rotation Fund	—	(761,876)	(3,425,427)	(4,187,303)

ATAC FUNDS

Notes to the Financial Statements – (Unaudited) Continued
February 28, 2015

As of August 31, 2014, the Funds did not have any capital loss carryovers.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31.  For the taxable year ended August 31, 2014, the Beta Rotation Fund did not defer any qualified late year losses.  The Inflation Rotation Fund deferred, on a tax basis, long-term post-October losses of $684,804.  The Inflation Rotation Fund also deferred, on a tax-basis, later year ordinary losses of $77,072.

The tax character of distributions paid during the period ended February 28, 2015, were as follows:

	Ordinary	Long Term
Fund	Income	Capital Gains	Total
Beta Rotation Fund*	$89,691	$—	$89,691
Inflation Rotation Fund	238,308	—	238,308

The tax character of distributions paid during the period ended August 31, 2014, were as follows:

	Ordinary	Long Term
Fund	Income	Capital Gains	Total
Inflation Rotation Fund*	$7,103,805	$—	$7,103,805

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

The Beta Rotation Fund did not pay any distributions for the period ended August 31, 2014.

9.  TRANSACTIONS WITH AFFILIATES

If the Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act.  The Inflation Rotation Fund conducted transactions during the period ended February 28, 2015 with affiliated companies as so defined:

	Beginning			Ending	Dividend	Realized
	Shares	Additions	Reductions	Shares	Income	Gain
PIMCO 25+ Year Zero
Coupon US Treasury Fund	46,465	68,884	115,349	—	$20,721	$22,904
Vanguard Extended Duration
Treasury Fund	44,253	65,895	110,148	—	$27,716	$9,555

10. LINE OF CREDIT

The Inflation Rotation Fund established an unsecured line of credit (“LOC”) in the amount of $14,000,000 which matures, unless renewed on July 29, 2015. This line of credit is intended to provide short-term financing, if necessary, subject to certain restriction, in connection with shareholder redemptions. The credit facility is with the Fund’s custodian U.S. Bank, N.A. The interest rate during the period was 3.25%. The Inflation Rotation Fund has authorized U.S. Bank to charge any of the accounts of the Inflation Rotation Fund for any missed payments.   During the period ended February 28, 2015, the Inflation Rotation Fund drew upon the LOC.  The weighted average interest rate paid on outstanding borrowings was 3.25%.

ATAC FUNDS

Notes to the Financial Statements – (Unaudited) Continued
February 28, 2015

The Inflation Rotation Fund also has a line of credit with BNP Paribas for investment purposes. The loan is limited to one-third of the total assets (including the amount borrowed) of the Inflation Rotation Fund. Borrowings under this credit facility bear interest at the 3-Month LIBOR rate plus 110 basis points. The weighted average interest rate paid on outstanding borrowings was 1.33%.

For the period ended February 28, 2015, the Inflation Rotation Fund’s credit facility activity is as follows:

			Amount
			Outstanding
	Credit	Average	as of	Interest	Maximum
Fund	Facility Agent	Borrowings	February 28, 2015	Expense	Borrowing
Inflation Rotation Fund	U.S. Bank, N.A.	$75,840	$—	$1,233	$1,708,000
Inflation Rotation Fund	BNP Paribas	20,049,602	20,000,000	134,288	33,800,000

ATAC FUNDS

Approval of Investment Advisory Agreement (Unaudited)
Pension Partners, LLC

At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on February 17-18, 2015, the Trust’s Board of Trustees (“Board”), including all of the Trustees present in person who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (“Independent Trustees”), considered and approved the continuation of the Investment Advisory Agreement between the Trust and Pension Partners, LLC (“Pension Partners”) regarding the ATAC Inflation Rotation Fund and the ATAC Beta Rotation Fund (each a “Fund” or collectively, the “Funds”) (the “Investment Advisory Agreement”) for another annual term.

Prior to the meeting and at a meeting held on January 8, 2015, the Trustees received and considered information from Pension Partners and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the continuance of the Investment Advisory Agreement (“Support Materials”).  Before voting to approve the continuance of the Investment Advisory Agreement, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees, and received a memorandum from such counsel discussing the legal standards for the Trustees’ consideration of the renewal of the Investment Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.

In determining whether to continue the Investment Advisory Agreement, the Trustees considered all factors they believed relevant, including the following: (1) the nature, extent, and quality of the services provided by Pension Partners with respect to each Fund; (2) the cost of the services provided and the profits realized by Pension Partners from services rendered to the Trust with respect to each Fund; (3) comparative fee and expense data for each Fund and other investment companies with similar investment objectives; (4) the extent to which economies of scale may be realized as each Fund grows, and whether the advisory fee for that Fund reflects such economies of scale for the Fund’s benefit; and (5) other financial benefits to Pension Partners resulting from services rendered to each Fund.  In their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

Based upon the information provided to the Board throughout the course of the year, including an in-person presentation by representatives of Pension Partners, and the Support Materials, the Board concluded that the overall arrangements between the Trust and Pension Partners set forth in the Investment Advisory Agreement, as it relates to each Fund, continue to be fair and reasonable in light of the services that Pension Partners performs, investment advisory fees that each Fund pays, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment.  The material factors and conclusions that formed the basis of the Trustees’ determination to approve the continuation of the Investment Advisory Agreement are summarized below.

Nature, Extent and Quality of Services Provided.  The Trustees considered the scope of services that Pension Partners provides under the Investment Advisory Agreement with respect to each Fund, noting that such services include but are not limited to the following: (1) investing each Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining for each Fund the portfolio securities to be purchased, sold or otherwise disposed of and the timing of such transactions; (3) voting all proxies with respect to each Fund’s portfolio securities; (4) maintaining the required books and records for transactions that Pension Partners effects on behalf of each Fund; and (5) selecting broker-dealers to execute orders on behalf of the Funds.  The Trustees considered Pension Partners’ capitalization, assets under management, and the investment performance of the each Fund compared to its respective benchmark. The Trustees considered each Fund’s performance through December 31, 2014, noting that while each Fund has underperformed its respective benchmark since inception, the Funds

ATAC FUNDS

Approval of Investment Advisory Agreement – (Unaudited) Continued
Pension Partners, LLC

have achieved positive returns during their limited operations, and further noting that it is difficult to make meaningful comparisons with short-term results.  The Trustees observed that the ATAC Inflation Rotation Fund’s performance varied from the performance of the composite of accounts that Pension Partners manages utilizing a similar (but not identical) investment strategy to that of the Fund, but also noted that such differences may be attributable to the fact that the Fund utilizes less leverage than the accounts that comprise the composite, and that certain the Fund’s portfolio holdings also have different characteristics than the holdings of the composite of accounts. The Trustees also considered the investment philosophy of the portfolio managers, noting their experience managing assets with similar investment objectives, and further noting a portfolio manager’s research accomplishments with respect to the theories and strategies that underlie Pension Partners’ management of each Fund’s assets.  The Trustees concluded that they are satisfied with the nature, extent and quality of services that Pension Partners provides to each of the Funds under the Investment Advisory Agreement.

Cost of Advisory Services and Profitability.  The Trustees considered the annual management fee that each Fund pays to Pension Partners under the Investment Advisory Agreement, as well as Pension Partners’ profitability from services that it rendered to the ATAC Inflation Rotation Fund during the 12 month period ended June 30, 2014 and the ATAC Beta Rotation Fund for the quarter ended June 30, 2014.  In that regard, the Trustees noted that Pension Partners subsidizes the cost of all shareholder (other than transfer agency fees) and distribution services rendered to each Fund which exceed the projected Rule 12b-1 fees payable by the Funds.  The Trustees further noted that the management fees that Pension Partners charges to separately managed accounts with similar investment strategies to that of the ATAC Inflation Rotation Fund are higher than the advisory fee for the Fund.  The Trustees also considered that Pension Partners had contractually agreed to reduce its management fees and, if necessary, reimburse each Fund for operating expenses, as specified in the Funds’ prospectus.  The Trustees finally considered each Fund’s unique investment strategy utilizing exchange-traded funds (“ETFs”), and determined that the advisory fees charged by the ETFs are for services that are in addition to, rather than duplicative of, the services that Pension Partners provides to each Fund under the Investment Advisory Agreement.  The Trustees concluded that Pension Partners’ service relationship with the ATAC Inflation Rotation Fund yields a reasonable profit to the Adviser, but that the ATAC Beta Rotation Fund has not been profitable.

Comparative Fee and Expense Data.  The Trustees considered a comparative analysis of the contractual expenses borne by each Fund and those of funds in the same Morningstar benchmark category.  The Trustees noted that each Fund’s management fee was higher than the average management fee reported for its respective benchmark category.  They also considered that the total expenses of each Fund (after waivers and expense reimbursements) were higher than the average total expenses reported for the respective benchmark category, but that the average net assets of funds comprising each benchmark category were significantly higher than the assets of the Funds.  While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that Pension Partners’ advisory fees continue to be reasonable.

Economies of Scale.  The Trustees considered whether the Funds may benefit from any economies of scale, noting that the investment advisory fees for the Funds do not contain breakpoints. The Trustees noted that at current asset levels, it was not necessary to consider the implementation of fee breakpoints at the present time, but agreed to revisit the issue in the future as circumstances change and asset levels increase.  The Trustees also considered that Pension Partners had agreed to consider breakpoints in the future in response to asset growth.

ATAC FUNDS

Approval of Investment Advisory Agreement – (Unaudited) Continued
Pension Partners, LLC

Other Benefits.  The Trustees noted that Pension Partners does not utilize soft dollar arrangements with respect to portfolio transactions and has no affiliated brokers to execute the Funds’ portfolio transactions.  While the Trustees noted that Rule 12b-1 fees may be paid to Pension Partners as compensation for shareholder and distribution services performed on behalf of each Fund, the Trustees also observed that the distribution expenses that Pension Partners incurred continue to exceed any Rule 12b-1 payments from each Fund.  The Trustees concluded that Pension Partners will not receive any additional financial benefits from services rendered to the Fund.

ATAC FUNDS

Additional Information (Unaudited)
February 28, 2015

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, the Funds’ Form N-Q is available without charge upon request by calling 1-855-282-2386.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-282-2386.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-855-282-2386, or (2) on the SEC’s website at www.sec.gov.

ATAC FUNDS

Privacy Notice (Unaudited)

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Pension Partners, LLC
430 West 14th St., #505
New York, NY 10014

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Bernstein, Shur, Sawyer & Nelson, P.A.
100 Middle Street
Portland, ME 04104

This report should be accompanied or preceded by a prospectus.

The Funds’ Statement of Additional Information contains additional information about the Funds’ trustees and is available without charge upon request by calling 1-855-282-2386.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Note applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                Managed Portfolio Series

By (Signature and Title)*       /s/James R. Arnold
James R. Arnold, President

Date     May 5, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/James R. Arnold
James R. Arnold, President

Date     May 5, 2015

By (Signature and Title)*       /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, Treasurer

Date     May 5, 2015

* Print the name and title of each signing officer under his or her signature.